Trade and Other Payables - Summary of Trade and Other Payables (Detail) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of trade and other payables [line items]
Trade payables	£ 3,866	£ 4,535
Wages and salaries	1,488	1,470
Social security	126	152
ViiV Healthcare put option	1,093	1,008
Other payables	418	518
Deferred income	299	307
Customer return and rebate accruals	6,627	6,322
Other accruals	2,346	3,242
Total trade and other payables	£ 16,263	£ 17,554